CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), AQR Funds (1933 Act File No. 333-153445; 1940 Act File No. 811-22235) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, and AQR International Multi-Style Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 166 to the Registrant’s Registration Statement (“Amendment No. 166”) and (b) that Amendment No. 166 was filed electronically.

Dated: May 4, 2026

By:	/s/ Nicole DonVito
Name: Nicole DonVito

Title: Chief Legal Officer, Secretary and Vice President